Annual Fund Operating Expenses ((Columbia Risk Allocation Fund))	0 Months Ended
	Jun. 18, 2012
(Columbia Risk Allocation Fund - ACRR4R5W) | Class A Shares
Operating Expenses:
Management fees	0.56%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.64%	[2]
Acquired fund fees and expenses	0.32%
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.70%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.07%
(Columbia Risk Allocation Fund - ACRR4R5W) | Class C Shares
Operating Expenses:
Management fees	0.56%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.64%	[2]
Acquired fund fees and expenses	0.32%
Total annual Fund operating expenses	2.52%
Fee waivers and/or reimbursements	(0.70%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.82%
(Columbia Risk Allocation Fund - ACRR4R5W) | Class R Shares
Operating Expenses:
Management fees	0.56%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.64%	[2]
Acquired fund fees and expenses	0.32%
Total annual Fund operating expenses	2.02%
Fee waivers and/or reimbursements	(0.70%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.32%
(Columbia Risk Allocation Fund - ACRR4R5W) | Class R4 Shares
Operating Expenses:
Management fees	0.56%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.72%	[2]
Acquired fund fees and expenses	0.32%
Total annual Fund operating expenses	1.60%
Fee waivers and/or reimbursements	(0.65%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.95%
(Columbia Risk Allocation Fund - ACRR4R5W) | Class R5 Shares
Operating Expenses:
Management fees	0.56%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.47%	[2]
Acquired fund fees and expenses	0.32%
Total annual Fund operating expenses	1.35%
Fee waivers and/or reimbursements	(0.65%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.70%
(Columbia Risk Allocation Fund - ACRR4R5W) | Class W Shares
Operating Expenses:
Management fees	0.56%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.64%	[2]
Acquired fund fees and expenses	0.32%
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.70%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.07%
(Columbia Risk Allocation Fund - Z) | Class Z Shares
Operating Expenses:
Management fees	0.56%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.64%	[2]
Acquired fund fees and expenses	0.32%
Total annual Fund operating expenses	1.52%
Fee waivers and/or reimbursements	(0.70%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.82%

[1]	Management fees are composed of an investment advisory fee of 0.50% and an administration fee of 0.06%. Under the Fund's investment management services agreement, the Fund will pay: (i) an advisory fee of 0.00% on its assets that are invested in affiliated mutual funds, ETFs and closed-end funds that pay an investment management services fee to Columbia Management Investment Advisers, LLC (the Investment Manager); (ii) an advisory fee of 0.10% on its assets that are invested in third-party ETFs and mutual funds; and (iii) an advisory fee that declines from 0.70% to 0.60%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated funds that do not pay an investment management services fee to the Investment Manager, third-party closed-end funds, derivatives and individual securities. The 0.50% advisory fee is an estimate based on the expected portfolio composition of the Fund.
[2]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.75% for Class A, 1.50% for Class C, 1.00% for Class R, 0.63% for Class R4, 0.38% for Class R5, and 0.75% for Class W shares.
[4]	The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.50% for Class Z shares.